Schedule of Investments (unaudited) January 31, 2021	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.1%
Notre Dame Intermedica Participacoes SA	2,015,791	$34,815,997
Petroleo Brasileiro SA, ADR	3,744,573	37,632,959
Suzano SA(a)	2,999,580	34,017,608

		106,466,564

Canada(a) — 0.8%
Eldorado Gold Corp.(b)	1,785,412	20,014,469
Eldorado Gold Corp.	41,862	469,771

		20,484,240

Chile — 1.5%
Sociedad Quimica y Minera de Chile SA, ADR	783,962	39,935,024

China — 35.2%
Alibaba Group Holding Ltd., ADR(a)	281,626	71,485,128
Baidu, Inc., ADR(a)	122,570	28,806,401
China Construction Bank Corp., Class H	56,104,000	42,494,208
China Feihe Ltd.(c)	10,855,000	32,367,077
China Molybdenum Co. Ltd., Class A	35,975,200	33,656,632
China Petroleum & Chemical Corp., Class H	73,790,000	34,945,600
Contemporary Amperex Technology Co. Ltd., Class A	623,200	33,800,917
ENN Energy Holdings Ltd.	3,215,100	49,584,623
Haier Smart Home Co. Ltd., Class A	9,245,300	45,487,108
Han’s Laser Technology Industry Group Co. Ltd., Class A	4,127,271	27,308,935
Jinyu Bio-Technology Co. Ltd., Class A	7,871,284	27,728,964
Jiumaojiu International Holdings Ltd.(a)(c)	7,528,000	27,459,513
Kuaishou Technology(c)	2,828,600	41,955,180
Meituan, Class B(a)(c)	2,260,300	104,221,023
NetEase, Inc.	1,367,200	31,150,373
Ping An Insurance Group Co. of China Ltd., Class H	4,672,000	55,025,785
RLX Technology, Inc., ADR(a)	1,206,199	27,139,478
Shandong Sinocera Functional Material Co. Ltd., Class A	1,993,700	14,788,636
Tencent Holdings Ltd.	1,938,900	172,762,337
Tencent Holdings Ltd., ADR	196,696	17,566,920

		919,734,838

Egypt — 0.3%
Commercial International Bank Egypt SAE	2,173,180	8,715,196

Hong Kong — 2.3%
Hang Lung Properties Ltd.	11,748,000	31,219,213
SJM Holdings Ltd.	26,901,000	28,843,344

		60,062,557

India — 10.8%
Axis Bank Ltd.(a)	4,577,916	41,486,427
Bandhan Bank Ltd.(a)(c)	5,851,871	24,750,252
ICICI Bank Ltd.(a)	5,881,217	43,470,801
ICICI Bank Ltd., ADR(a)	91,437	1,380,699
ICICI Prudential Life Insurance Co. Ltd.(a)(c)	3,680,578	24,215,663
InterGlobe Aviation Ltd.(a)(c)	1,199,770	25,418,652
Maruti Suzuki India Ltd.	372,489	36,715,175
Petronet LNG Ltd.	5,199,368	16,864,111
Tech Mahindra Ltd.	2,425,370	31,842,300
Titan Co. Ltd.	1,788,183	34,738,443

		280,882,523

Security	Shares	Value

Indonesia — 2.1%
Astra International Tbk PT	55,458,900	$24,031,957
Bank Mandiri Persero Tbk PT	63,036,500	29,491,680

		53,523,637

Italy — 1.0%
PRADA SpA(a)	4,410,200	27,100,092

Kazakhstan — 1.0%
Kaspi.KZ JSC, GDR(a)	434,358	27,094,876

Mexico(a) — 3.3%
Cemex SAB de CV	11,201,619	6,426,218
Cemex SAB de CV, ADR	3,254,181	18,646,457
Grupo Aeroportuario del Pacifico SAB de CV, ADR	128,875	12,860,436
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,274,947	22,928,145
Grupo Financiero Banorte SAB de CV, Class O	5,332,914	26,423,927

		87,285,183

Panama — 1.0%
Copa Holdings SA, Class A	321,028	24,837,936

Russia — 5.0%
LUKOIL PJSC, ADR	646,091	45,726,784
Ozon Holdings PLC, ADR(a)	645,064	31,182,394
Sberbank of Russia PJSC	5,762,143	19,547,441
Sberbank of Russia PJSC, ADR	2,478,262	33,907,499

		130,364,118

South Korea — 10.8%
NCSoft Corp.	56,879	48,190,726
Samsung Electronics Co. Ltd.	1,497,895	109,506,559
Samsung SDI Co. Ltd.	59,320	38,753,797
SK Holdings Co. Ltd.	105,394	29,286,987
SK Hynix, Inc.	519,637	56,734,231

		282,472,300

Taiwan — 10.8%
Nanya Technology Corp.	10,324,000	29,362,051
Silicon Motion Technology Corp., ADR	328,906	16,251,245
Taiwan Semiconductor Manufacturing Co. Ltd.	7,948,000	167,968,198
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	162,844	19,788,803
Unimicron Technology Corp.	8,655,000	26,638,010
Wiwynn Corp.	741,000	21,759,321

		281,767,628

Turkey — 1.9%
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares	7,669,462	14,986,432
Turkiye Petrol Rafinerileri A/S(a)	2,474,520	33,452,324

		48,438,756

United Kingdom — 0.0%
Prudential PLC	32,357	517,693

Total Common Stocks — 91.9% (Cost: $1,859,217,952)		2,399,683,161

Preferred Securities

Preferred Stocks — 1.5%

Brazil — 1.5%
Azul SA, Preference Shares(a)	3,173,997	23,401,513

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Banco Nacional SA, Preference Shares(d)	42,567,626	$78
Petroleo Brasileiro SA, Preference Shares	3,113,776	15,189,290

Total Preferred Securities — 1.5% (Cost: $29,629,026)		38,590,881

Total Long-Term Investments — 93.4% (Cost: $1,888,846,978)		2,438,274,042

Short-Term Securities

Money Market Funds — 8.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(e)(f)	220,972,662	220,972,662
SL Liquidity Series, LLC, Money Market Series, 0.17%(e)(f)(g)	4,320,358	4,322,087

		225,294,749

	Par (000)

Time Deposits — 0.1%

United States — 0.1%
Citibank NA, New York, 0.09%, 02/01/21	$2,881	2,880,696

Total Short-Term Securities — 8.8% (Cost: $228,175,012)		228,175,445

Total Investments — 102.2% (Cost: $2,117,021,990)		2,666,449,487

Liabilities in Excess of Other Assets — (2.2)%		(56,529,956)

Net Assets — 100.0%		$2,609,919,531

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$130,852,320	$90,120,342	(a)	$—		$—	$—	$220,972,662	220,972,662	$47,777		$—
SL Liquidity Series, LLC, Money Market Series	12,151,467	—		(7,823,880	)(a)	1,539	(7,039)	4,322,087	4,320,358	34,283	(b)	—

						$1,539	$(7,039)	$225,294,749		$82,060		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	783	03/19/21	$ 51,917	$ (2,382,142)

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Emerging Markets Fund, Inc.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/23	$34,870,846	$(4,313,549	)(c)	$30,571,562	1.3%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	36,221,799	75,154	(e)	36,335,819	1.4

				$71,092,645	$(4,238,395)		$66,907,381

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(14,265) of net dividends and financing fees.
(e)	Amount includes $(38,866) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	60 basis points	50-95 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1D Overnight Bank Funding Rate (OBFR01)
USD - 1M US Dollar LIBOR BBA

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

United Kingdom
Standard Chartered Plc.	5,052,571	$30,571,562	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$30,571,562

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Brazil
Suzano SA	78,918	$ 894,992	2.5%

Security	Shares	Value	% of Basket Value

Egypt
Commercial International Bank Egypt SAE	2,586,465	$ 10,372,611	28.5%

India

ICICI Bank Ltd.	1,486,036	22,439,144	61.8

United Kingdom
Prudential PLC	164,323	2,629,072	7.2

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$ 36,335,819

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$106,466,564	$—	$—	$106,466,564
Canada	20,484,240	—	—	20,484,240
Chile	39,935,024	—	—	39,935,024
China	144,997,927	774,736,911	—	919,734,838
Egypt	—	8,715,196	—	8,715,196
Hong Kong	—	60,062,557	—	60,062,557
India	1,380,699	279,501,824	—	280,882,523
Indonesia	—	53,523,637	—	53,523,637
Italy	—	27,100,092	—	27,100,092
Kazakhstan	—	27,094,876	—	27,094,876
Mexico	87,285,183	—	—	87,285,183
Panama	24,837,936	—	—	24,837,936
Russia	31,182,394	99,181,724	—	130,364,118
South Korea	—	282,472,300	—	282,472,300
Taiwan	36,040,048	245,727,580	—	281,767,628
Turkey	—	48,438,756	—	48,438,756
United Kingdom	—	517,693	—	517,693
Preferred Securities
Preferred Stocks	38,590,803	—	78	38,590,881
Short-Term Securities
Money Market Funds	220,972,662	—	—	220,972,662
Time Deposits	—	2,880,696	—	2,880,696

	$752,173,480	$1,909,953,842	$78	2,662,127,400

Investments Valued at NAV(a)				4,322,087

				$2,666,449,487

Derivative Financial Instruments(b)
Assets
Equity Contracts	$—	$75,154	$—	$75,154
Liabilities
Equity Contracts	(2,382,142)	(4,313,549)	—	(6,695,691)

	$(2,382,142)	$(4,238,395)	$—	$(6,620,537)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Emerging Markets Fund, Inc.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

PJSC	Public Joint Stock Company

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	5